Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net profit	¥ (2,707,310)	$ (370,900)	¥ 7,864,163	¥ 11,209,523	$ 1,542,482	¥ 7,817,760	¥ 2,486,414
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Allowance (Reversal of allowance) for doubtful accounts			(344,330)
Amortization of operating lease right-of-use asset			118,320
Deferred tax assets	86,083	11,793	86,082
Changes in operating assets and liabilities:
Accounts receivable	3,495,199	478,840	(13,105,936)
Advance to suppliers	(11,618,682)	(1,591,753)	16,935,439
Prepaid expenses and other current assets	(1,409,957)	(193,163)	(2,127,987)
Amounts due from related parties	24,300	3,329	(161,180)
Accounts payable	5,368,998	735,550	(6,762,397)
Contract liabilities	3,433,484	470,385	(589,622)
Income tax payable	(5,826)	(798)	(413,978)
Accrued expenses and other current liabilities	(1,995,476)	(273,379)	5,750,793
Operating lease liabilities			(118,320)
Amounts due to related parties	538,570	73,784
Net cash provided by operating activities	(6,343,017)	(868,990)	7,131,047
Cash flows from financing activities:
Proceeds from borrowings	4,550,000	623,347	5,000,000
Repayments of borrowings	(4,700,000)	(643,897)	(7,220,000)
Proceeds of loans from related parties
Payment for deferred offering cost	(74,600)	(10,220)	(6,111,305)
Repayment of loans to related parties			(30,143,382)
Proceeds from shareholder contributions	53,501,029	7,329,611	31,500,000
Net cash used in financing activities	53,276,429	7,298,841	(6,974,687)
Net increase in cash	46,933,412	6,429,851	156,360
Cash at the beginning of period	1,252,793	171,632	48,527	48,527
Cash at the end of period	48,186,205	6,601,483	204,887	1,252,793	171,632	48,527
Supplemental disclosure of cash flow information:
Income tax paid	5,826	798	3,350
Interest paid	116,650	15,981	98,913
Supplemental disclosure of non-cash investing and financing activities
Decrease in lease liabilities due to termination of lease contracts			610,565
Previously Reported
Cash flows from operating activities:
Net profit				11,209,523	1,542,482	7,817,760	2,486,414
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Allowance (Reversal of allowance) for doubtful accounts				(344,330)	(47,381)	5,216,045	2,848,086
Depreciation and amortization							2,973
Amortization of operating lease right-of-use asset				118,320	16,281	461,070	442,139
Deferred tax assets				86,082	11,845	(1,304,011)
Changes in operating assets and liabilities:
Accounts receivable				(26,005,178)	(3,578,432)	(9,140,806)	4,654,134
Advance to suppliers				16,496,102	2,269,939	(10,118,390)	(19,569,134)
Prepaid expenses and other current assets				(160,373)	(22,068)	59,134	249,008
Amounts due from related parties				(24,300)	(3,344)
Accounts payable				977,687	134,534	2,830,114	(7,362,843)
Contract liabilities				1,219,296	167,781	(25,609,138)	24,192,441
Income tax payable				3,634,706	500,152	3,908,566	(183,163)
Accrued expenses and other current liabilities				288,199	39,653	(3,206,683)	(7,180,140)
Operating lease liabilities				(118,320)	(16,277)	(461,070)	(442,139)
Amounts due to related parties				(143,382)	(19,730)	(64,208)	120,182
Net cash provided by operating activities				7,234,032	995,435	(29,611,617)	257,958
Cash flows from financing activities:
Proceeds from borrowings				5,000,000	688,023	7,600,000	8,000,000
Repayments of borrowings				(7,520,000)	(1,034,786)	(7,980,000)	(8,400,000)
Proceeds of loans from related parties						30,000,180
Payment for deferred offering cost				(5,009,766)	(689,367)
Repayment of loans to related parties				(30,000,000)	(4,128,137)
Proceeds from shareholder contributions				31,500,000	4,334,544
Net cash used in financing activities				(6,029,766)	(829,723)	29,620,180	(400,000)
Net increase in cash				1,204,266	165,712	8,563	(142,042)
Cash at the beginning of period	¥ 1,252,793	$ 172,390	¥ 48,527	48,527	6,678	39,964	182,006
Cash at the end of period				1,252,793	172,390	48,527	39,964
Supplemental disclosure of cash flow information:
Income tax paid				16,076	2,212	14,116	7,688
Interest paid				198,746	27,348	447,955	435,656
Supplemental disclosure of non-cash investing and financing activities
Decrease in lease liabilities due to termination of lease contracts				¥ 610,565	$ 84,017